Software technology development costs (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Schedule of Expense of Development Costs

	2023	2022	2021
Opening total software technology development costs	$13,056,478	$10,559,601	$8,880,753

Software technology development during the year	2,999,079	2,496,877	1,678,848
Closing total software technology development costs	$16,055,557	$13,056,478	$10,559,601